Long-Term Debt (Summary of Components of Interest Expense, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Amortization of debt issuance costs and discounts	$ 4,918	$ 0	$ 0
All other interest expense (income), net	(849)	283	(639)
Total interest expense, net	113,440	98,290	92,926
Due to Parent, net	35,814	98,007	93,565
Senior Notes, maturing 2023 [Member]
Debt Instrument [Line Items]
Interest expense	32,166	0	0
ABL Credit Facility, maturing 2021 [Member]
Debt Instrument [Line Items]
Interest expense	342	0	0
Senior Credit Facility [Member] | Revolving Credit Facility, maturing 2021 [Member]
Debt Instrument [Line Items]
Interest expense	330	0	0
Senior Credit Facility [Member] | Term Loan Facility, maturing 2022 [Member]
Debt Instrument [Line Items]
Interest expense	40,719	0	0
Interest Expense Portion From Long Term Debt [Member]
Debt Instrument [Line Items]
Total interest expense, net	$ 77,626	$ 283	$ (639)